Securities Available for Sale (Tables)	12 Months Ended
Jun. 30, 2014
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Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities

Amortized cost, gross unrealized gains and losses and fair value of debt securities and mortgage-backed securities at June 30, 2014 and 2013 and stratification by contractual maturity of debt securities at June 30, 2014 are presented below:

	June 30, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Value
	(In Thousands)
Securities available for sale:

Debt securities:

U.S. agency securities	$4,159	$48	$2	$4,205
Obligations of state and political subdivisions	27,537	9	773	26,773
Asset-backed securities	87,480	663	827	87,316
Collateralized loan obligations	120,089	—	517	119,572
Corporate bonds	163,076	617	1,459	162,234
Trust preferred securities	8,887	32	1,121	7,798

Total debt securities	411,228	1,369	4,699	407,898

Mortgage-backed securities:

Collateralized mortgage obligations:

Federal Home Loan Mortgage Corporation	33,505	—	485	33,020
Federal National Mortgage Association	51,277	12	1,249	50,040
Non-agency securities	210	—	—	210

Total collateralized mortgage obligations	84,992	12	1,734	83,270

Mortgage pass-through securities:

Residential pass-through securities:
Government National Mortgage Association	3,055	221	—	3,276
Federal Home Loan Mortgage Corporation	196,882	3,937	1,929	198,890
Federal National Mortgage Association	147,873	4,750	836	151,787

Total residential pass-through securities	347,810	8,908	2,765	353,953

Total mortgage-backed securities	432,802	8,920	4,499	437,223

Total securities available for sale	$844,030	$10,289	$9,198	$845,121

	June 30, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Value
	(In Thousands)

Securities available for sale:

Debt securities:

U.S. agency securities	$4,955	$60	$—	$5,015
Obligations of state and political subdivisions	27,560	—	2,253	25,307
Asset-backed securities	25,417	1	620	24,798
Collateralized loan obligations	78,366	190	70	78,486
Corporate bonds	160,107	34	949	159,192
Trust preferred securities	8,878	—	1,554	7,324

Total debt securities	305,283	285	5,446	300,122

Mortgage-backed securities:

Collateralized mortgage obligations:

Federal Home Loan Mortgage Corporation	9,825	—	470	9,355
Federal National Mortgage Association	56,158	24	3,055	53,127

Total collateralized mortgage obligations	65,983	24	3,525	62,482

Mortgage pass-through securities:

Residential pass-through securities:
Government National Mortgage Association	5,889	444	—	6,333
Federal Home Loan Mortgage Corporation	290,133	4,827	4,600	290,360
Federal National Mortgage Association	326,356	9,050	3,945	331,461

Total residential pass-through securities	622,378	14,321	8,545	628,154

Commercial pass-through securities:
Federal Home Loan Mortgage Corporation	116	2	—	118
Federal National Mortgage Association	94,389	3	4,494	89,898

Total commercial pass-through securities	94,505	5	4,494	90,016

Total mortgage-backed securities	782,866	14,350	16,564	780,652

Total securities available for sale	$1,088,149	$14,635	$22,010	$1,080,774